Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	2023 ETF Series Trust
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000254438
Shareholder Report [Line Items]
Fund Name	Atlas America Fund
Trading Symbol	USAF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Atlas America Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.actfund.io. You can also request this information by contacting us at (855) 511-0520.
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Atlas America Fund	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

Fund Performance

Summary of Results

For the twelve months ended June 30, 2026, Atlas America Fund (NASDAQ: USAF) returned 6.16% at NAV. The Fund seeks to preserve purchasing power through diversified exposure to productive U.S. assets. Unlike traditional balanced portfolios, the Fund emphasizes liquid U.S. assets selected for their potential to preserve purchasing power across a range of macroeconomic environments rather than maintaining strategic allocations to broad equity and bond markets. During the period, the Fund returned 6.16%, compared with 22.34% for the S&P 500® Total Return Index and 2.74% for the Bloomberg U.S. Treasury 7–10 Year Total Return Index. A comparison with the Fund's broad-based securities market index appears in the Performance section of this report.

Results Drivers

Persistent inflation concerns, elevated fiscal deficits, evolving interest rate expectations and heightened geopolitical uncertainty shaped markets during the fiscal year. Against this backdrop, gold and agricultural commodities were the Fund's strongest contributors to performance, reflecting continued investor demand for inflation-sensitive assets. Short-duration U.S. Treasuries, the Fund's largest allocation, continued to provide income, liquidity and reduced interest rate sensitivity, while defense and cybersecurity equities benefited from increased investment in national security and cyber resilience. REITs produced mixed results as improving operating fundamentals were offset by higher financing costs. The Fund also maintained a modest option overlay to support risk management.

Portfolio Positioning

The Adviser managed the portfolio using its proprietary "16 States of the World" macroeconomic framework, which dynamically allocates the portfolio among liquid U.S. asset classes based on prevailing macroeconomic conditions. At June 30, 2026, the portfolio remained invested exclusively through U.S.-listed ETFs and publicly traded REITs, with its largest allocation to short-duration U.S. Treasuries, complemented by exposures to gold, REITs, agricultural commodities, and defense and cybersecurity equities. The Fund also maintained cash to preserve liquidity and support portfolio rebalancing, while a modest option overlay continued to support the Fund's risk management objectives.

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Commencement of OperationsFootnote Reference*
Atlas America Fund - NAV	6.16%	7.24%
S&P 500 Total Return Index	22.34%	17.33%
Bloomberg 7-10 Year Total Return Index	2.74%	4.55%
Footnote	Description
Footnote*	Since Commencement of operations November 20, 2024

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

AssetsNet	$ 17,513,130
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 134,424
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Total Net Assets	$17,513,130
# of Portfolio Holdings	72
Portfolio Turnover Rate	41%
Investment Advisory Fees Paid	$134,424

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]
Table Summary
Tabular Representation of Holdings
Sector Allocation	% of Net Assets
U.S. Treasury	27.8%
Gold	14.1
REITs	13.8
Agricultural Commodities	12.4
TIPS	8.1
Equity Funds	5.5
Information Technology	4.2
Money-Market Funds	3.8
Industrials	3.7
Financials	2.9
Purchased Put Option	1.4
Written Put Option	(0.3)

Material Fund Change [Text Block]